Significant Accounting Policies (Details) - Schedule of exchange rate of U.S. dollar and ICPI - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Exchange Rate of USDollar and Icpi [Abstract]
ICPI (2016 base year)	$ 109,407	$ 103,937	$ 101,101
Representative exchange rate of U.S.$ 1/NIS	$ 3.519	$ 3.11	$ 3.215